Document And Entity Information	Apr. 10, 2022
Document Information [Line Items]
Entity, Registrant Name	ION Geophysical Corporation
Document, Type	8-K
Document, Period End Date	Apr. 10, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-12691
Entity, Tax Identification Number	22-2286646
Entity, Address, Address Line One	4203 Yoakum Blvd., Suite 100
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77006
City Area Code	281
Local Phone Number	933-3339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IO
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000866609